Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Cash and cash equivalents		$ 89,476	$ 11,398	$ 90,107
Total current assets		89,476	11,398	90,107
Non-current assets
Investment in a subsidiary		8	1	8
Total non-current assets		8	1	8
TOTAL ASSETS		89,484	11,399	90,115
Current liabilities
Amount due to a fellow subsidiary		398,645	51,166	373,429
TOTAL LIABILITIES		398,645	51,166	373,429
SHAREHOLDERS’ DEFICIT
Additional paid-in capital		31,196	4,016	31,196
Accumulated other comprehensive losses		(340,357)	(43,783)	(314,510)
Total shareholders’ deficit		(309,161)	(39,767)	(283,314)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		89,484	11,399	90,115
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value	[1]
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary share value	[1]

[1]	Retrospectively restated for effect of share recapitalization (Note 1)